Darin Smith
Vice President and
Associate General Counsel
(319) 573-2676
darin.smith@equitable.com

March 17, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-8629

Re:	Separate Account No. 49 of Equitable Financial Life Insurance Company

Initial Registration Statement on Form N-4

Structured Capital Strategies® 21

File No. 811-07659

Commissioners:

On behalf of Equitable Financial Life Insurance Company (“Equitable Financial”), we are filing pursuant to Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”), the above-referenced Registration Statement with respect to Equitable Financial’s Separate Account No. 49.

This Registration Statement relates to a new version of the Structured Capital Strategies® PLUS variable and index-linked deferred annuity contract to be issued by Equitable Financial with variable investment option funded through Equitable Financial’s Separate Account No. 49. The contract will be offered and sold through both Equitable Financial’s wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Separate Account No. 49, and the distributors of the Structured Capital Strategies® contracts are Equitable Distributors, LLC and Equitable Advisors, Inc., both of which are affiliates of Equitable Financial.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in Structured Capital Strategies® design as listed below. Except for the disclosure relating to the principal differences, the disclosure set forth in this initial Registration Statement is substantially similar to the disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the Structured Capital Strategies® PLUS Statement as recently as May 1, 2020.

The principal differences between the new version of Structured Capital Strategies® PLUS 21 (“Structured Capital Strategies PLUS® 21”) and the current version (“Structures Capital Strategies® PLUS”) are outlined below. Structures Capital Strategies® PLUS is covered by Equitable Financial’s Form N-4 Registration Statement File No. 333-216084 and has been offered continuously since it became effective under the 1933 Act. It is intended that once the Registration Statement becomes effective, and subject to state approval, Structured Capital Strategies PLUS® 21 will replace Structures Capital Strategies® PLUS for new offers and sales.

The principal differences between Structures Capital Strategies® PLUS 21 and Structures Capital Strategies® PLUS are as follows:

•

Segment Maturity Dates and the next Segment Start Dates occur on a single Segment Transaction Date (generally Thursdays) instead of on successive Segment Business Days by not requiring Segment Maturity Values to be placed not the Segment Type Holding Account before being reinvested in new Segments.

•	New share classes – Select and ADV.

•	New Index – EURO STOXX 50® (removed iShares® MSCI EAFE ETF Index)

•	New -15% Segment Buffer (removed -30% Segment Buffer).

•	Transfers out of Segments are allowed before the Segment Maturity Date.

Financial statements, exhibits, and other financial information will be provided in a subsequent pre-effective amendment.

We would like to have Structures Capital Strategies® PLUS 21 effective by June 11, 2021. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments before May 7, 2021, or as soon as practicable thereafter. We will file a Pre-Effective Amendment that will address any Staff comments to the prospectus. Also, we will provide any additional exhibits that might be necessary.

Please contact the undersigned at (319) 573-2676 if you have any questions or comments.

Best regards,

/s/ Darin Smith
Darin Smith